Fair Value Measurements - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Transfers of assets or liabilities between Level 1 and Level 2	$ 0	$ 0